UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from October 1, 2020 to October 31, 2020

Commission File Number of issuing entity: 333-228364-01

Central Index Key Number of issuing entity: 0001765910

SANTANDER DRIVE AUTO RECEIVABLES TRUST 2019-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-228364

Central Index Key Number of depositor: 0001383094

SANTANDER DRIVE AUTO RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

Jason Micheletto, Phone: 214-797-3037

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Central Index Key Number of sponsor: 0001540151

SANTANDER CONSUMER USA INC.

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

1601 Elm Street

Suite 800

Dallas, Texas 75201

(Address of principal executive offices of issuing entity)

(214) 292-1930

(Telephone number, including area code)

83-6659060

(I.R.S. Employer Identification No.)

N/A

(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.1 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.     Yes  ☒    No  ☐

EXPLANATORY NOTE

The purpose of this Amendment No. 1 to our Distribution Report on Form 10-D for the monthly distribution period from October 1, 2020 to October 31, 2020, as filed with the Securities and Exchange Commission on November 16, 2020 (the “Original Form 10-D”), is to amend Exhibit 99.1 to the Original Form 10-D in the manner set forth under Item 9 of Part II below. No other changes have been made to the Original Form 10-D other than the change described in the preceding sentence. This Amendment No. 1 does not reflect events occurring after the filing date of the Original Form 10-D.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibit 99.1

Item 1A. Asset-Level Information

The asset-level data for the asset pool of the issuing entity included in Exhibit 102 to the Form ABS-EE filed by the issuing entity with the U.S. Securities and Exchange Commission on November 16, 2020 (the “Form ABS-EE”) is incorporated into this Form 10-D/A by reference.

The additional asset-level information or explanatory language for the asset pool of the issuing entity included in Exhibit 103 to the Form ABS-EE is also incorporated into this Form 10-D/A by reference.

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

None

Item 7. Change in Sponsor Interest in the Securities

None

Item 8. Significant Enhancement Provider Information.

None

Item 9. Other Information.

Exhibit 99.1 to the Original Form 10-D (the “Original Servicer’s Certificate”) is amended as set forth in Exhibit 99.1 filed with this Form 10-D/A (the “Amended Servicer’s Certificate”). The Amended Servicer’s Certificate reflects revisions to the Original Servicer’s Certificate relating to (i) the Class E Accrued Note Interest set forth in line 54, including the Interest Rate and the related Calculated Interest and (ii) the Distribution to Residual Interestholder set forth in line 60. All of the Class E Notes and the residual Certificates issued by the issuing entity have been and continue to be held by affiliates of Santander Consumer USA Inc. The Amended Servicer’s Certificate was provided to the Indenture Trustee and made available to holders of the issuing entity’s Notes prior to the December 2020 Payment Date.

Item 10. Exhibits

(a)	The following is a list of documents filed as part of this Report on Form 10-D/A:

Exhibit 99.1	Monthly Servicer’s Certificate dated November 18, 2020

Exhibit 102	Asset Data File (Incorporated by reference to Exhibit 102 to Form ABS-EE filed by the issuing entity on November 16, 2020)

Exhibit 103	Asset Related Document (Additional Explanatory Narrative) (Incorporated by reference to Exhibit 103 to Form ABS-EE filed by the issuing entity on November 16, 2020)

(b)	The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K (17 CFR 229.601) are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: November 20, 2020

SANTANDER DRIVE AUTO RECEIVABLES TRUST 2019-1
(Issuing Entity)

By: SANTANDER CONSUMER USA INC.
(Servicer)

	By:	/s/ Jason Micheletto
Name: Jason Micheletto
Title: Vice President, Corporate Treasury Reporting

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